Document And Entity Information In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	KINETIC CONCEPTS INC
Entity Central Index Key	0000831967
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	0
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Document Type	S-4
Amendment Flag	true
Amendment Description	Response to comment letter and update of financial statements
Document Period End Date	Sep. 30, 2012